OTHER ACCOUNTS RECEIVABLE, NET - Contract Assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(11,419,302)	(8,557,039)
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,160,846	11,996,398
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	258,433,837	224,581,946
Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(11,255,423)	(8,472,997)
Trade receivables / other accounts receivable
Disclosure of financial assets [line items]
Financial assets	14,996,337	11,702,301
Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	15,339,394	11,988,764
Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(343,057)	(286,463)
Trade receivables / other accounts receivable | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,958,385	2,706,030
Trade receivables / other accounts receivable | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Trade receivables / other accounts receivable | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(343,057)	(286,463)
Service concession arrangements
Disclosure of financial assets [line items]
Financial assets	9,727,508	7,031,916
Service concession arrangements | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	9,731,409	7,034,058
Service concession arrangements | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(3,901)	(2,142)
Service concession arrangements | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,958,385	2,706,030
Service concession arrangements | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 6,773,024	$ 4,328,028